Schedule III Real Estate And Accumulated Depreciation (Schedule Of Real Estate Investments And Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	$ 17,437
Initial Cost, Buildings & Improvements	111,538
Initial Cost, Furniture & equipment	10,096
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	(1,025)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(2,773)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	8,111
Gross Amount at December 31, 2016, Land	16,412
Gross Amount at December 31, 2016, Buildings & Improvements	108,765
Gross Amount at December 31, 2016, Furniture & equipment	18,207
Accumulated Depreciation	(28,513)	$ (58,200)	$ (75,403)	$ (84,112)
Net Book Value	114,871
Hotel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	17,368
Initial Cost, Buildings & Improvements	110,021
Initial Cost, Furniture & equipment	10,096
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	(956)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(1,338)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	7,620
Gross Amount at December 31, 2016, Land	16,412
Gross Amount at December 31, 2016, Buildings & Improvements	108,683
Gross Amount at December 31, 2016, Furniture & equipment	17,716
Accumulated Depreciation	(28,195)
Net Book Value	114,616
Construction-In-Progress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	82
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	4
Gross Amount at December 31, 2016, Buildings & Improvements	82
Gross Amount at December 31, 2016, Furniture & equipment	4
Net Book Value	86
Office Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	69
Initial Cost, Buildings & Improvements	1,517
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	(69)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(1,517)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	487
Gross Amount at December 31, 2016, Furniture & equipment	487
Accumulated Depreciation	(318)
Net Book Value	$ 169
Super 8 [Member] | Creston, Iowa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Sep. 19, 1978
Encumbrance	GWBR
Initial Cost, Land	$ 56
Initial Cost, Buildings & Improvements	765
Initial Cost, Furniture & equipment	76
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	90
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	1,574
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	892
Gross Amount at December 31, 2016, Land	146
Gross Amount at December 31, 2016, Buildings & Improvements	2,339
Gross Amount at December 31, 2016, Furniture & equipment	968
Accumulated Depreciation	(2,213)
Net Book Value	$ 1,240
Super 8 [Member] | Billings, Montana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Jan. 05, 2007
Encumbrance	WAB
Initial Cost, Land	$ 518
Initial Cost, Buildings & Improvements	4,648
Initial Cost, Furniture & equipment	159
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	(27)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(12)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	259
Gross Amount at December 31, 2016, Land	491
Gross Amount at December 31, 2016, Buildings & Improvements	4,636
Gross Amount at December 31, 2016, Furniture & equipment	418
Accumulated Depreciation	(1,507)
Net Book Value	$ 4,038
Quality Inn [Member] | Solomons, Maryland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Jun. 01, 1986
Encumbrance	WAB
Initial Cost, Land	$ 2,304
Initial Cost, Buildings & Improvements	2,719
Initial Cost, Furniture & equipment	269
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	1,514
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	436
Gross Amount at December 31, 2016, Land	2,304
Gross Amount at December 31, 2016, Buildings & Improvements	4,233
Gross Amount at December 31, 2016, Furniture & equipment	705
Accumulated Depreciation	(3,220)
Net Book Value	$ 4,022
Quality Inn [Member] | Morgantown, West Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Oct. 01, 1996
Encumbrance	MS
Initial Cost, Land	$ 398
Initial Cost, Buildings & Improvements	3,749
Initial Cost, Furniture & equipment	347
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	633
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	704
Gross Amount at December 31, 2016, Land	398
Gross Amount at December 31, 2016, Buildings & Improvements	4,382
Gross Amount at December 31, 2016, Furniture & equipment	1,051
Accumulated Depreciation	(2,732)
Net Book Value	$ 3,099
Comfort Inn [Member] | New Castle, Pennsylvania [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Jul. 01, 1987
Encumbrance	MS
Initial Cost, Land	$ 57
Initial Cost, Buildings & Improvements	3,732
Initial Cost, Furniture & equipment	369
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	(1)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	344
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	426
Gross Amount at December 31, 2016, Land	56
Gross Amount at December 31, 2016, Buildings & Improvements	4,076
Gross Amount at December 31, 2016, Furniture & equipment	795
Accumulated Depreciation	(2,550)
Net Book Value	$ 2,377
Comfort Inn [Member] | Harlan, Kentucky [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Jul. 01, 1993
Encumbrance	WAB
Initial Cost, Buildings & Improvements	$ 2,684
Initial Cost, Furniture & equipment	265
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(1,265)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	512
Gross Amount at December 31, 2016, Buildings & Improvements	1,419
Gross Amount at December 31, 2016, Furniture & equipment	777
Accumulated Depreciation	(532)
Net Book Value	$ 1,664
Key West Inns [Member] | Key Largo, Florida [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Aug. 01, 1987
Encumbrance	MS
Initial Cost, Land	$ 339
Initial Cost, Buildings & Improvements	2,947
Initial Cost, Furniture & equipment	292
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	1,186
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	342
Gross Amount at December 31, 2016, Land	339
Gross Amount at December 31, 2016, Buildings & Improvements	4,133
Gross Amount at December 31, 2016, Furniture & equipment	634
Accumulated Depreciation	(2,553)
Net Book Value	$ 2,553
Comfort Suites [Member] | Ft. Wayne, Indiana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Nov. 07, 2005
Encumbrance	HUNT
Initial Cost, Land	$ 1,200
Initial Cost, Buildings & Improvements	3,964
Initial Cost, Furniture & equipment	840
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	1,037
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	591
Gross Amount at December 31, 2016, Land	1,200
Gross Amount at December 31, 2016, Buildings & Improvements	5,001
Gross Amount at December 31, 2016, Furniture & equipment	1,431
Accumulated Depreciation	(2,555)
Net Book Value	$ 5,077
Comfort Suites [Member] | Lafayette, Indiana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Nov. 07, 2005
Encumbrance	HUNT
Initial Cost, Land	$ 850
Initial Cost, Buildings & Improvements	3,054
Initial Cost, Furniture & equipment	420
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	375
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	301
Gross Amount at December 31, 2016, Land	850
Gross Amount at December 31, 2016, Buildings & Improvements	3,429
Gross Amount at December 31, 2016, Furniture & equipment	721
Accumulated Depreciation	(1,561)
Net Book Value	$ 3,439
Comfort Suites [Member] | South Bend, Indiana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Nov. 30, 2005
Encumbrance	WAB
Initial Cost, Land	$ 500
Initial Cost, Buildings & Improvements	10,602
Initial Cost, Furniture & equipment	910
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	(250)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(4,264)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	1,392
Gross Amount at December 31, 2016, Land	250
Gross Amount at December 31, 2016, Buildings & Improvements	6,338
Gross Amount at December 31, 2016, Furniture & equipment	2,302
Accumulated Depreciation	(1,691)
Net Book Value	$ 7,199
Comfort Inn and Suites [Member] | Warsaw, Indiana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Nov. 07, 2005
Encumbrance	HUNT
Initial Cost, Land	$ 650
Initial Cost, Buildings & Improvements	2,121
Initial Cost, Furniture & equipment	380
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	380
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	438
Gross Amount at December 31, 2016, Land	650
Gross Amount at December 31, 2016, Buildings & Improvements	2,501
Gross Amount at December 31, 2016, Furniture & equipment	818
Accumulated Depreciation	(1,330)
Net Book Value	$ 2,639
Supertel Inn [Member] | Creston, Iowa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Jun. 30, 2006
Encumbrance	MS
Initial Cost, Land	$ 235
Initial Cost, Buildings & Improvements	2,364
Initial Cost, Furniture & equipment	344
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(16)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	65
Gross Amount at December 31, 2016, Land	235
Gross Amount at December 31, 2016, Buildings & Improvements	2,348
Gross Amount at December 31, 2016, Furniture & equipment	409
Accumulated Depreciation	(1,012)
Net Book Value	$ 1,980
Days Inn [Member] | Bossier City, Louisiania [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Apr. 04, 2007
Encumbrance	GWBR
Initial Cost, Land	$ 1,025
Initial Cost, Buildings & Improvements	5,031
Initial Cost, Furniture & equipment	87
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Land	(768)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(3,792)
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	750
Gross Amount at December 31, 2016, Land	257
Gross Amount at December 31, 2016, Buildings & Improvements	1,239
Gross Amount at December 31, 2016, Furniture & equipment	837
Accumulated Depreciation	(813)
Net Book Value	$ 1,520
Hilton Garden Inn [Member] | Dowell, Maryland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	May 25, 2012
Encumbrance	CANTOR
Initial Cost, Land	$ 1,400
Initial Cost, Buildings & Improvements	9,492
Initial Cost, Furniture & equipment	323
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	621
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	348
Gross Amount at December 31, 2016, Land	1,400
Gross Amount at December 31, 2016, Buildings & Improvements	10,113
Gross Amount at December 31, 2016, Furniture & equipment	671
Accumulated Depreciation	(1,644)
Net Book Value	$ 10,540
SpringHill Suites [Member] | San Antonio, Texas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Oct. 01, 2015
Encumbrance	LAT
Initial Cost, Land	$ 1,597
Initial Cost, Buildings & Improvements	14,353
Initial Cost, Furniture & equipment	1,550
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	114
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	20
Gross Amount at December 31, 2016, Land	1,597
Gross Amount at December 31, 2016, Buildings & Improvements	14,467
Gross Amount at December 31, 2016, Furniture & equipment	1,570
Accumulated Depreciation	(786)
Net Book Value	$ 16,848
Courtyard by Mariott [Member] | Jacksonville, Florida [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Oct. 02, 2015
Encumbrance	WABJ
Initial Cost, Land	$ 2,100
Initial Cost, Buildings & Improvements	11,050
Initial Cost, Furniture & equipment	850
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	152
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	3
Gross Amount at December 31, 2016, Land	2,100
Gross Amount at December 31, 2016, Buildings & Improvements	11,202
Gross Amount at December 31, 2016, Furniture & equipment	853
Accumulated Depreciation	(710)
Net Book Value	$ 13,445
Hotel Indigo [Member] | Atlanta, Georgia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Oct. 02, 2015
Encumbrance	WABA
Initial Cost, Land	$ 800
Initial Cost, Buildings & Improvements	8,700
Initial Cost, Furniture & equipment	1,500
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	86
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Furniture & equipment	141
Gross Amount at December 31, 2016, Land	800
Gross Amount at December 31, 2016, Buildings & Improvements	8,786
Gross Amount at December 31, 2016, Furniture & equipment	1,641
Accumulated Depreciation	(729)
Net Book Value	$ 10,498
Aloft [Member] | Leawood, Kansas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition date	Dec. 14, 2016
Encumbrance	GWB
Initial Cost, Land	$ 3,339
Initial Cost, Buildings & Improvements	18,046
Initial Cost, Furniture & equipment	1,115
Additions, (Dispositions), (Impairments) Subsequent to Acquisition, Buildings & Improvements	(5)
Gross Amount at December 31, 2016, Land	3,339
Gross Amount at December 31, 2016, Buildings & Improvements	18,041
Gross Amount at December 31, 2016, Furniture & equipment	1,115
Accumulated Depreciation	(57)
Net Book Value	$ 22,438